SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
Disclosure of non-adjusting events after reporting period [abstract]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS
Dividend declaration - On 20 February 2026, AngloGold Ashanti plc announced the payment of a gross interim cash dividend for the three months ended 31 December 2025 of 173 US cents per ordinary share.
Geopolitical developments - Subsequent to the reporting date, geopolitical tensions in the Middle East escalated following military conflict involving Iran and Israel. Management has assessed this event and concluded that it represents a non-adjusting subsequent event as the escalation occurred after the reporting date and does not provide evidence of conditions that existed at that date.
The Group has no direct operations in the affected region; however, the conflict has contributed to increased volatility in global financial markets and commodity prices, including the price of gold. In addition, the Group continues to monitor potential indirect impacts on operating costs, including diesel and other energy inputs, which represent a significant component of mining and processing costs.
At the date of authorisation of these financial statements, management has not identified any direct operational disruptions or financial impacts requiring adjustment to the amounts recognised in the consolidated financial statements. The Group will continue to monitor developments and assess any potential implications for commodity prices, operating costs and global economic conditions.